Income Taxes - Reconciliation to Effective Income Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory U.S. Federal income tax rate					21.00%	21.00%	21.00%
Partnership income (loss) not subject to corporate tax					(21.00%)	(21.11%)	(21.38%)
State income taxes, net of federal benefit					(6.83%)	(0.94%)	(1.63%)
Foreign income taxes, net of federal benefit					(9.70%)	(0.16%)	(0.06%)
TPH Securities conversion					0.00%	(0.25%)	0.00%
Meals and entertainment					0.00%	0.00%	(0.06%)
Alternative Minimum Tax credit					0.00%	0.00%	0.07%
Other, net					0.00%	(0.04%)	0.00%
Effective income tax rate	(1.61%)	(1025.26%)	10.89%	(10.18%)	(16.53%)	(1.50%)	(2.06%)